UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Total	Contributed Equity [Member]	Share Based Payments Reserve [Member]	Foreign Currency Translation Reserve [Member]	Accumulated Losses [Member]
Balance (Previously Stated [Member]) at Jun. 30, 2019	$ 4,639,074	$ 48,853,707	$ 2,287,301	$ (297,166)	$ (46,204,768)
Balance (Effect of Adoption of IFRS 16 [Member]) at Jun. 30, 2019	(13,009)	0	0	0	(13,009)
Balance (Restated [Member]) at Jun. 30, 2019	4,626,065	48,853,707	2,287,301	(297,166)	(46,217,777)
Net loss for the period	(3,475,979)	0	0	0	(3,475,979)
Exchange differences arising on translation of foreign operations	(10,521)	0	0	(10,521)	0
Total comprehensive loss for the period	(3,486,500)	0	0	(10,521)	(3,475,979)
Issuance of shares	14,557,710	14,557,710	0	0	0
Share issue costs	(689,009)	(689,009)	0	0	0
Exercise of employee options	0	706,570	(706,570)	0	0
Expiration of employee options	0	0	(273,935)	0	273,935
Share based payments	99,137	0	99,137	0	0
Balances at Dec. 31, 2019	15,107,403	63,428,978	1,405,933	(307,687)	(49,419,821)
Balance at Jun. 30, 2020	24,035,493	74,877,325	1,311,675	(796,565)	(51,356,942)
Net loss for the period	(5,465,327)	0	0	0	(5,465,327)
Exchange differences arising on translation of foreign operations	0
Total comprehensive loss for the period	(5,465,327)	0	0	0	(5,465,327)
Issuance of shares	65,283,560	65,283,560	0	0	0
Share issue costs	(4,407,319)	(4,407,319)	0	0	0
Exercise of employee options	132,895	455,464	(322,569)	0	0
Conversion of employee rights	0	30,359	(30,359)	0	0
Expiration of employee options	0	0	(248,342)	0	248,342
Share based payments	286,607	0	286,607	0	0
Balances at Dec. 31, 2020	$ 79,865,909	$ 136,239,389	$ 997,012	$ (796,565)	$ (56,573,927)